Trade receivables - Components of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Total gross trade receivables	$ 1,438	$ 1,307
Provisions for doubtful trade receivables	(48)	(54)	$ (77)	$ (55)
Total trade receivables, net	$ 1,390	$ 1,253